ACCOUNTS AND NOTES RECEIVABLE, NET	6 Months Ended
Jun. 30, 2024
Receivables [Abstract]
ACCOUNTS AND NOTES RECEIVABLE, NET

5. ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and allowance for doubtful accounts consisted of the following:

	June 30, 2024	December 31, 2023
	US$’000	US$’000
	(Unaudited)

Accounts receivable	3	20
Notes receivable	1,238	2,221
Less: allowance for credit losses	-	-
Accounts and notes receivable, net	1,241	2,241

Notes receivable represents bank acceptance drafts that are non-interest bearing and due within six to twelve months.

The Company has developed a CECL model based on historical experience, the age of the accounts receivable balances, credit quality of its customers, current economic conditions, reasonable and supportable forecasts of future economic conditions, and other factors that may affect its ability to collect from customers. There was no allowance for credit losses on June 30, 2024 and December 31, 2023, respectively.